Segment information - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Sales of goods and services rendered	$ 1,347,724	$ 1,124,352	$ 817,764
Cost of goods sold and services rendered	(1,075,747)	(854,965)	(611,946)
Initial recognition and changes in fair value of biological assets and agricultural produce	215,941	227,740	122,729
Changes in net realizable value of agricultural produce after harvest	(22,293)	(12,879)	7,005
Margin on manufacturing and agricultural activities before operating expenses	465,625	484,248	335,552
General and administrative expenses	(84,287)	(69,794)	(53,428)
Selling expenses	(143,515)	(117,662)	(95,058)
Other operating income / (expense), net	1,870	(18,768)	1,987
Bargain purchase gain on acquisition	10,107	0	0
Profit from operations	249,800	278,024	189,053
Depreciation and amortization	(191,040)	(168,928)	(141,872)
Net (loss) / gain from Fair value adjustment of investment property	(2,961)	(4,331)	1,077
IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(3,983)	26,629	(4,711)
Cost of goods sold and services rendered	2,990	(20,903)	3,829
Initial recognition and changes in fair value of biological assets and agricultural produce	1,753	16,542	(2,013)
Changes in net realizable value of agricultural produce after harvest	136	(1,221)	(71)
Margin on manufacturing and agricultural activities before operating expenses	896	21,047	(2,966)
General and administrative expenses	220	(4,159)	710
Selling expenses	516	(4,815)	808
Other operating income / (expense), net	(823)	(650)	(46)
Bargain purchase gain on acquisition	37
Profit from operations	846	11,423	(1,494)
Depreciation and amortization	165	(2,309)	416
Net (loss) / gain from Fair value adjustment of investment property	(197)	(447)	(3)
Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	1,351,707	1,097,723	822,475
Cost of goods sold and services rendered	(1,078,737)	(834,062)	(615,775)
Initial recognition and changes in fair value of biological assets and agricultural produce	214,188	211,198	124,742
Changes in net realizable value of agricultural produce after harvest	(22,429)	(11,658)	7,076
Margin on manufacturing and agricultural activities before operating expenses	464,729	463,201	338,518
General and administrative expenses	(84,507)	(65,635)	(54,138)
Selling expenses	(144,031)	(112,847)	(95,866)
Other operating income / (expense), net	2,693	(18,118)	2,033
Bargain purchase gain on acquisition	10,070
Profit from operations	248,954	266,601	190,547
Depreciation and amortization	(191,205)	(166,619)	(142,288)
Net (loss) / gain from Fair value adjustment of investment property	(2,764)	(3,884)	1,080
Farming | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	720,947	535,713	411,016
Cost of goods sold and services rendered	(622,896)	(465,561)	(344,878)
Initial recognition and changes in fair value of biological assets and agricultural produce	106,122	122,539	75,133
Changes in net realizable value of agricultural produce after harvest	(21,495)	(10,163)	7,076
Margin on manufacturing and agricultural activities before operating expenses	182,678	182,528	148,347
General and administrative expenses	(39,177)	(24,052)	(18,877)
Selling expenses	(93,609)	(59,595)	(46,476)
Other operating income / (expense), net	(3,751)	(7,444)	(11,235)
Bargain purchase gain on acquisition	10,070
Profit from operations	56,211	91,437	71,759
Depreciation and amortization	(30,307)	(21,900)	(18,896)
Net (loss) / gain from Fair value adjustment of investment property	(2,764)	(3,884)	1,080
Farming | Crops
Disclosure of operating segments [line items]
Sales of goods and services rendered	272,737	240,730	168,461
Cost of goods sold and services rendered	(250,662)	(213,231)	(149,250)
Initial recognition and changes in fair value of biological assets and agricultural produce	65,574	73,990	40,843
Changes in net realizable value of agricultural produce after harvest	(21,359)	(11,384)	7,007
Margin on manufacturing and agricultural activities before operating expenses	66,290	90,105	67,061
General and administrative expenses	(13,170)	(11,100)	(6,694)
Selling expenses	(31,464)	(23,419)	(17,998)
Other operating income / (expense), net	(1,674)	(3,723)	(12,853)
Bargain purchase gain on acquisition	0
Profit from operations	19,982	51,863	29,516
Depreciation and amortization	(7,868)	(7,135)	(5,286)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Crops | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(2,463)	11,836	(1,653)
Cost of goods sold and services rendered	2,217	(10,083)	1,495
Initial recognition and changes in fair value of biological assets and agricultural produce	1,441	8,286	(934)
Changes in net realizable value of agricultural produce after harvest	136	(1,221)	(71)
Margin on manufacturing and agricultural activities before operating expenses	1,331	8,818	(1,163)
General and administrative expenses	5	(827)	122
Selling expenses	208	(1,494)	267
Other operating income / (expense), net	(653)	(185)	(7)
Bargain purchase gain on acquisition	0
Profit from operations	891	6,312	(781)
Depreciation and amortization	40	(634)	111
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Crops | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	275,200	228,894	170,114
Cost of goods sold and services rendered	(252,879)	(203,148)	(150,745)
Initial recognition and changes in fair value of biological assets and agricultural produce	64,133	65,704	41,777
Changes in net realizable value of agricultural produce after harvest	(21,495)	(10,163)	7,078
Margin on manufacturing and agricultural activities before operating expenses	64,959	81,287	68,224
General and administrative expenses	(13,175)	(10,273)	(6,816)
Selling expenses	(31,672)	(21,925)	(18,265)
Other operating income / (expense), net	(1,021)	(3,538)	(12,846)
Bargain purchase gain on acquisition	0
Profit from operations	19,091	45,551	30,297
Depreciation and amortization	(7,908)	(6,501)	(5,397)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice
Disclosure of operating segments [line items]
Sales of goods and services rendered	203,489	134,869	101,862
Cost of goods sold and services rendered	(160,320)	(112,045)	(73,830)
Initial recognition and changes in fair value of biological assets and agricultural produce	15,323	43,834	18,677
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	58,492	66,658	46,709
General and administrative expenses	(15,235)	(9,760)	(6,899)
Selling expenses	(34,401)	(18,108)	(13,923)
Other operating income / (expense), net	80	285	713
Bargain purchase gain on acquisition	10,107
Profit from operations	19,043	39,075	26,600
Depreciation and amortization	(12,015)	(8,894)	(6,505)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(197)	4,343	(1,024)
Cost of goods sold and services rendered	(380)	(2,336)	565
Initial recognition and changes in fair value of biological assets and agricultural produce	521	6,715	(772)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	(56)	8,722	(1,231)
General and administrative expenses	169	(869)	146
Selling expenses	229	(1,490)	247
Other operating income / (expense), net	1	46	(18)
Bargain purchase gain on acquisition	37
Profit from operations	380	6,409	(856)
Depreciation and amortization	97	(814)	147
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Rice | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	203,686	130,526	102,886
Cost of goods sold and services rendered	(159,940)	(109,709)	(74,395)
Initial recognition and changes in fair value of biological assets and agricultural produce	14,802	37,119	19,449
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	58,548	57,936	47,940
General and administrative expenses	(15,404)	(8,891)	(7,045)
Selling expenses	(34,630)	(16,618)	(14,170)
Other operating income / (expense), net	79	239	731
Bargain purchase gain on acquisition	10,070
Profit from operations	18,663	32,666	27,456
Depreciation and amortization	(12,112)	(8,080)	(6,652)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy
Disclosure of operating segments [line items]
Sales of goods and services rendered	235,012	183,054	133,474
Cost of goods sold and services rendered	(203,885)	(158,077)	(116,007)
Initial recognition and changes in fair value of biological assets and agricultural produce	27,257	19,895	12,344
Changes in net realizable value of agricultural produce after harvest	0	0	(2)
Margin on manufacturing and agricultural activities before operating expenses	58,384	44,872	29,809
General and administrative expenses	(10,197)	(5,256)	(4,788)
Selling expenses	(26,974)	(22,572)	(13,540)
Other operating income / (expense), net	(11)	(170)	(186)
Bargain purchase gain on acquisition	0
Profit from operations	21,202	16,874	11,295
Depreciation and amortization	(10,018)	(7,941)	(6,568)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(1,210)	10,251	(1,997)
Cost of goods sold and services rendered	1,039	(8,339)	1,747
Initial recognition and changes in fair value of biological assets and agricultural produce	(266)	1,559	(294)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	(437)	3,471	(544)
General and administrative expenses	181	(541)	108
Selling expenses	76	(1,793)	284
Other operating income / (expense), net	(3)	(20)	3
Bargain purchase gain on acquisition	0
Profit from operations	(183)	1,117	(149)
Depreciation and amortization	57	(797)	141
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | Dairy | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	236,222	172,803	135,471
Cost of goods sold and services rendered	(204,924)	(149,738)	(117,754)
Initial recognition and changes in fair value of biological assets and agricultural produce	27,523	18,336	12,638
Changes in net realizable value of agricultural produce after harvest	0	0	(2)
Margin on manufacturing and agricultural activities before operating expenses	58,821	41,401	30,353
General and administrative expenses	(10,378)	(4,715)	(4,896)
Selling expenses	(27,050)	(20,779)	(13,824)
Other operating income / (expense), net	(8)	(150)	(189)
Bargain purchase gain on acquisition	0
Profit from operations	21,385	15,757	11,444
Depreciation and amortization	(10,075)	(7,144)	(6,709)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Farming | All other segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	5,726	3,689	2,508
Cost of goods sold and services rendered	(5,039)	(3,111)	(1,962)
Initial recognition and changes in fair value of biological assets and agricultural produce	(279)	1,362	1,256
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	408	1,940	1,802
General and administrative expenses	(219)	(187)	(118)
Selling expenses	(253)	(290)	(214)
Other operating income / (expense), net	(2,996)	(4,465)	1,067
Bargain purchase gain on acquisition	0
Profit from operations	(3,060)	(3,002)	2,537
Depreciation and amortization	(212)	(190)	(135)
Net (loss) / gain from Fair value adjustment of investment property	(2,961)	(4,331)	1,077
Farming | All other segments | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	(113)	199	(37)
Cost of goods sold and services rendered	114	(145)	22
Initial recognition and changes in fair value of biological assets and agricultural produce	57	(18)	(13)
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	58	36	(28)
General and administrative expenses	1	(14)	2
Selling expenses	4	(17)	3
Other operating income / (expense), net	(195)	(470)	(2)
Bargain purchase gain on acquisition	0
Profit from operations	(132)	(465)	(25)
Depreciation and amortization	0	(15)	3
Net (loss) / gain from Fair value adjustment of investment property	(197)	(447)	(3)
Farming | All other segments | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	5,839	3,490	2,545
Cost of goods sold and services rendered	(5,153)	(2,966)	(1,984)
Initial recognition and changes in fair value of biological assets and agricultural produce	(336)	1,380	1,269
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	350	1,904	1,830
General and administrative expenses	(220)	(173)	(120)
Selling expenses	(257)	(273)	(217)
Other operating income / (expense), net	(2,801)	(3,995)	1,069
Bargain purchase gain on acquisition	0
Profit from operations	(2,928)	(2,537)	2,562
Depreciation and amortization	(212)	(175)	(138)
Net (loss) / gain from Fair value adjustment of investment property	(2,764)	(3,884)	1,080
Land Transformation
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	0	0
Selling expenses	0	0
Other operating income / (expense), net	3,705	6,613
Bargain purchase gain on acquisition	0
Profit from operations	3,705	6,613
Depreciation and amortization	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Land Transformation | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0
Cost of goods sold and services rendered	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0
Changes in net realizable value of agricultural produce after harvest	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0
General and administrative expenses	0	0
Selling expenses	0	0
Other operating income / (expense), net	6	0
Bargain purchase gain on acquisition	0
Profit from operations	6	0
Depreciation and amortization	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0
Land Transformation | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	0	0	0
Selling expenses	0	0	0
Other operating income / (expense), net	3,699	6,613	7,934
Bargain purchase gain on acquisition	0
Profit from operations	3,699	6,613	7,934
Depreciation and amortization	0	0	0
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | IAS 29 and IAS 21 adjustment
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(136)	(1,908)	336
Selling expenses	(1)	(21)	7
Other operating income / (expense), net	21	(21)	(8)
Bargain purchase gain on acquisition	0
Profit from operations	(116)	(1,950)	335
Depreciation and amortization	(29)	(49)	14
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Operating segments
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(23,413)	(22,119)	(19,319)
Selling expenses	(257)	(306)	(202)
Other operating income / (expense), net	(136)	103	(161)
Bargain purchase gain on acquisition	0
Profit from operations	(23,806)	(22,322)	(19,682)
Depreciation and amortization	22	(738)	(876)
Net (loss) / gain from Fair value adjustment of investment property	0	0	0
Corporate | Corporate
Disclosure of operating segments [line items]
Sales of goods and services rendered	0	0	0
Cost of goods sold and services rendered	0	0	0
Initial recognition and changes in fair value of biological assets and agricultural produce	0	0	0
Changes in net realizable value of agricultural produce after harvest	0	0	0
Margin on manufacturing and agricultural activities before operating expenses	0	0	0
General and administrative expenses	(23,549)	(24,027)	(18,983)
Selling expenses	(258)	(327)	(195)
Other operating income / (expense), net	(115)	82	(169)
Bargain purchase gain on acquisition	0
Profit from operations	(23,922)	(24,272)	(19,347)
Depreciation and amortization	(7)	(787)	(862)
Net (loss) / gain from Fair value adjustment of investment property	$ 0	$ 0	$ 0